Summary of Significant Accounting Policies - Summary of Activity for Goodwill (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Accounting Policies [Abstract]
Carrying amount at beginning of period	$ 1,242
Business acquisition fair value allocation adjustment	(454)
Foreign currency translation	(63)
Carrying amount at end of period	$ 725